Summary of Significant Accounting Policies - Restrictions on AVAX (Details) - Avalanche Treasury Company, LLC - AVAX		3 Months Ended	4 Months Ended	12 Months Ended
	Oct. 01, 2025 item	Mar. 31, 2026 USD ($) item M	Dec. 31, 2025 USD ($) item M	Dec. 31, 2025 USD ($) item M	Oct. 01, 2025 Counterparty	Oct. 01, 2025 USD ($)	Oct. 01, 2025 shares
Summary of Significant Accounting Policies
Number of restricted tokens acquired	8,658,685	8,157,480	8,658,685	8,658,685			8,658,685
Number of counterparties | Counterparty					6
Fair value of restricted tokens		$ 72,677,511	$ 106,501,827	$ 106,501,827		$ 106,500,000
Beginning September 2026 and concluding August 2030
Summary of Significant Accounting Policies
Number of restricted tokens acquired | item		7,317,966	7,317,966	7,317,966
Fair value of restricted tokens		$ 65,198,024	$ 90,010,982	$ 90,010,982
Number of equal monthly increments | M		48	48	48
Spanning September 2025 through June 2027
Summary of Significant Accounting Policies
Number of restricted tokens acquired | item		541,326	833,003	833,003
Fair value of restricted tokens		$ 4,822,842	$ 10,245,937	$ 10,245,937
Spanning October 2025 through July 2026
Summary of Significant Accounting Policies
Number of restricted tokens acquired | item		98,718	275,000	275,000
Fair value of restricted tokens		$ 879,508	$ 3,382,500	$ 3,382,500
Rate (in percent)		11.10%	11.10%	11.10%
Spanning March 2026 through August 2026
Summary of Significant Accounting Policies
Number of restricted tokens acquired | item		143,573	167,502	167,502
Fair value of restricted tokens		$ 1,279,134	$ 2,060,275	$ 2,060,275
Rate (in percent)		16.70%	16.70%	16.70%
Beginning October 2025 and concluding September 2027
Summary of Significant Accounting Policies
Number of restricted tokens acquired | item		13,233	15,439	15,439
Fair value of restricted tokens		$ 117,897	$ 189,900	$ 189,900
Number of equal monthly increments | M		24	24	24
Beginning February 2025 and concluding September 2027
Summary of Significant Accounting Policies
Number of restricted tokens acquired | item		42,664	49,775	49,775
Fair value of restricted tokens		$ 380,106	$ 612,233	$ 612,233
Number of equal monthly increments | M		32	24	24
Minimum
Summary of Significant Accounting Policies
Restriction period	7 months
Minimum | Spanning September 2025 through June 2027
Summary of Significant Accounting Policies
Rate (in percent)		6.00%	6.00%	6.00%
Maximum
Summary of Significant Accounting Policies
Restriction period	56 months
Maximum | Spanning September 2025 through June 2027
Summary of Significant Accounting Policies
Rate (in percent)		7.00%	7.00%	7.00%